SMA Relationship Trust

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Municipal bonds: 107.3%
Alabama: 2.9%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds
5.000% due 07/01/38	$3,810,000	$4,258,831
5.250% due 07/01/47	5,000,000	5,484,187
		9,743,018
Arizona: 1.4%
Salt River Project Agricultural Improvement & Power District, Arizona Electric System, Refunding, Revenue Bonds
5.000% due 01/01/30	2,225,000	2,489,990
Series A,
5.000% due 01/01/45	2,000,000	2,207,936
		4,697,926
California: 4.2%
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds,
Series A,
5.000%, due 05/15/40	2,005,000	2,224,001
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds
Series A,
5.000% due 06/01/32[1]	2,200,000	2,326,224
Series A,
5.000% due 06/01/33[1]	1,200,000	1,268,850
Golden State Tobacco Securitization Corp., Enhanced Asset-Backed, Revenue Bonds,
Series A,
5.000%, due 06/01/29[1]	1,400,000	1,405,764
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
5.000%, due 10/01/46	1,245,000	1,385,359
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds,
Series B,
3.400%, due 06/01/49[2]	200,000	200,000
State of California, GO Bonds,
5.000%, due 12/01/43	5,000,000	5,577,551
		14,387,749
Connecticut: 1.2%
State of Connecticut, GO Bonds,
Series D,
5.000%, due 08/15/26	1,165,000	1,265,081
State of Connecticut, Refunding, GO Bonds,
Series B,
5.000%, due 05/15/26	2,700,000	2,914,376
		4,179,457
District of Columbia: 3.6%
District of Columbia, District of Columbia Income Tax Revenue, Refunding, Revenue Bonds,
Series C,
5.000%, due 10/01/27	1,765,000	1,971,874
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds
Series A,
5.000% due 07/15/39	4,315,000	4,825,790
Series A,
5.000% due 07/15/45	5,000,000	5,475,730
		12,273,394
Florida: 8.3%
Central Florida Expressway Authority, Refunding, Revenue Bonds
5.000% due 07/01/28	5,720,000	6,474,931
5.000% due 07/01/30	2,035,000	2,381,907
Martin County Health Facilities Authority, Martin Memorial Medical Center Obligated Group, Revenue Bonds,
5.000%, due 11/15/45	950,000	986,553
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	2,000,000	2,184,807
School Board of Miami-Dade County, Refunding, COP,
Series B,
5.000%, due 05/01/26	1,900,000	1,984,696
School District of Broward County, COP,
Series A,
5.000%, due 07/01/31	4,595,000	5,357,935
School District of Broward County, Refunding, COP
Series A,
5.000% due 07/01/28	2,250,000	2,414,956
Series B,
5.000% due 07/01/30	2,000,000	2,085,715
St. Lucie County School Board, Refunding, Revenue Bonds,
5.000%, due 10/01/26	2,500,000	2,639,127
State of Florida, Board of Education Public Education Capital Outlay, Refunding, GO Bonds,
Series A,
5.000%, due 06/01/28	1,560,000	1,767,620
		28,278,247

SMA Relationship Trust

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Municipal bonds—(continued)
Georgia: 0.9%
Catoosa County School District, GO Bonds,
5.000%, due 08/01/26	$2,645,000	$2,869,524

Illinois: 8.6%
Illinois State Toll Highway Authority, Refunding, Revenue Bonds
5.000% due 01/01/29	2,240,000	2,548,430
5.000% due 10/15/48	1,000,000	1,080,080
Series A,
5.000% due 01/01/30	2,805,000	3,192,037
Series A,
5.000% due 12/01/32	2,175,000	2,292,623
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/46	1,000,000	1,082,422
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C,
5.000%, due 12/01/26	1,300,000	1,423,115
State of Illinois, GO Bonds
Series A,
5.000% due 12/01/27	1,215,000	1,321,726
Series A,
5.000% due 03/01/31	2,870,000	3,246,025
Series D,
5.000% due 11/01/23	3,320,000	3,356,804
Series D,
5.000% due 11/01/27	5,450,000	5,916,637
State of Illinois, Refunding, GO Bonds,
Series C,
4.000%, due 03/01/31	3,500,000	3,714,947
		29,174,846
Kentucky: 0.9%
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds,
Series B-RE,
3.650%, due 10/01/39[2]	650,000	650,000
Louisville and Jefferson County Metropolitan Sewer District, Refunding, Revenue Notes,
4.000%, due 10/06/23	2,500,000	2,514,776
		3,164,776
Louisiana: 1.1%
State of Louisiana, GO Bonds,
Series A,
4.000%, due 05/15/31	3,850,000	3,855,723

Maryland: 5.4%
County of Baltimore MD, Consolidated Public Improvement, GO Bonds,
5.000%, due 03/01/30	5,240,000	6,158,822
County of Prince George's MD, Consolidated Public Improvement, GO Bonds,
Series A,
5.000%, due 07/15/27	5,000,000	5,565,336
State of Maryland, GO Bonds
Series A,
5.000% due 08/01/30	2,000,000	2,322,552
Series A,
5.000% due 08/01/34	3,540,000	4,223,434
		18,270,144
Massachusetts: 4.9%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
5.000%, due 07/01/45	2,005,000	2,200,246
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	2,700,000	2,910,067
Commonwealth of Massachusetts, Refunding, GO Bonds
Series A,
5.000% due 07/01/30	2,260,000	2,444,401
Series E,
5.000% due 11/01/27	4,505,000	5,048,814
Massachusetts Bay Transportation Authority Sales Tax Revenue, BANS Subordinate Sustainability, Revenue Bonds,
4.000%, due 05/01/25	1,875,000	1,932,907
Massachusetts Water Resources Authority, Revenue Bonds,
Series B,
5.000%, due 08/01/44	2,000,000	2,197,118
		16,733,553
Michigan: 0.8%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds
5.000% due 12/01/37	1,000,000	1,061,640
Series A,
5.000% due 12/01/25	1,615,000	1,715,620
		2,777,260
Mississippi: 2.5%
Mississippi Business Finance Corp.,
Series C,
3.700%, due 12/01/30[2]
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds	4,000,000	4,000,000
Series F,
3.700% due 12/01/30[2]	500,000	500,000

SMA Relationship Trust

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Municipal bonds—(continued)
Mississippi—(continued)
Series L,
3.700% due 11/01/35[2]	$4,000,000	$4,000,000
		8,500,000
Missouri: 1.1%
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-2-REMK,
3.700%, due 10/01/35[2]	3,540,000	3,540,000

Nevada: 1.9%
Las Vegas Valley Water District, Refunding, GO Bonds,
Series D,
5.000%, due 06/01/27	5,670,000	6,271,716

New Jersey: 3.2%
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/15/30	2,000,000	2,254,533
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.000%, due 06/15/33	2,450,000	2,797,280
New Jersey Turnpike Authority, Refunding, Revenue Bonds,,
Series G,
5.000%, due 01/01/35	2,095,000	2,304,574
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,591,810
		10,948,197
New York: 26.5%
City of New York, GO Bonds
Series A,
5.000% due 08/01/43	4,320,000	4,668,992
Series B-1,
5.000% due 10/01/36	1,950,000	2,179,964
Series D,
5.000% due 12/01/40	3,000,000	3,252,026
Subseries D-1,
5.500% due 05/01/46	6,000,000	6,906,585
Subseries F-1,
5.000% due 04/01/40	1,940,000	2,085,403
Metropolitan Transportation Authority, Refunding, Revenue Bonds
Series B,
5.000% due 11/15/23	3,130,000	3,165,763
Subseries 2012G-1-REMK,
3.850% due 11/01/32[2]	4,000,000	4,000,000
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1,
5.000%, due 06/15/44	5,300,000	5,868,684
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds
Series EE,
5.000% due 06/15/36	2,760,000	2,824,713
Series EE,
5.000% due 06/15/40	3,000,000	3,234,099
Series FF,
5.000% due 06/15/39	2,195,000	2,378,758
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1,
5.000%, due 11/01/25	4,000,000	4,260,928
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
Series A-2,
5.000% due 08/01/38	3,000,000	3,226,841
Series A-2,
5.000% due 08/01/39	1,445,000	1,552,481
New York State Dormitory Authority, Refunding, Revenue Bonds
Series A,
5.000% due 03/15/40	2,500,000	2,696,479
Series A,
5.000% due 03/15/44	6,000,000	6,535,185
Series A,
5.000% due 03/15/46	3,000,000	3,268,829
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	3,500,000	3,734,667
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/33	1,185,000	1,280,403
New York State Thruway Authority, Revenue Bonds,
Series N,
5.000%, due 01/01/39	1,000,000	1,095,245
New York State Thruway Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds,
5.000%, due 03/15/42	4,145,000	4,627,498

SMA Relationship Trust

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Municipal bonds—(continued)
New York—(continued)
New York State Urban Development Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/41	$3,420,000	$3,717,387
Town of Oyster Bay NY,
5.000%, due 03/08/24	10,000,000	10,212,526
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds,
Series C,
5.000%, due 05/15/47	3,000,000	3,268,686
		90,042,142
North Carolina: 0.6%
County of Wake NC,
5.000%, due 03/01/24	2,065,000	2,110,663

Ohio: 1.6%
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	5,575,825

Oregon: 0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43[1]	2,500,000	2,786,529

Pennsylvania: 4.0%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds,
Series C,
3.600%, due 12/01/37[2]	2,500,000	2,500,000
City of Philadelphia, Refunding, GO Bonds,
5.000%, due 08/01/24	2,000,000	2,061,382
Commonwealth of Pennsylvania, Refunding, GO Bonds,
5.000%, due 09/15/26	1,225,000	1,332,498
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds,
Series B,
5.000%, due 12/01/46	2,000,000	2,154,384
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
5.000%, due 12/01/23
Pennsylvania Turnpike Commission, Revenue Bonds	1,000,000	1,014,346
Series A-1,
5.000% due 12/01/46	2,000,000	2,046,895
Series A-2,
5.000% due 12/01/36	2,220,000	2,432,572
		13,542,077
South Carolina: 1.5%
Charleston County School District, GO Notes,
Series C,
4.000%, due 05/10/23	3,120,000	3,124,476
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,065,441
		5,189,917
Texas: 5.2%
Alamo Community College District, GO Bonds,
5.000%, due 08/15/24	1,440,000	1,488,110
Austin Community College District, GO Bonds,
5.000%, due 08/01/30[1]	1,000,000	1,055,092
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	2,500,000	2,875,475
Dallas Independent School District, GO Bonds
5.000% due 02/15/33	1,440,000	1,635,319
5.000% due 02/15/41	1,010,000	1,145,786
5.000% due 02/15/48	2,000,000	2,208,899
Series A,
5.000% due 02/15/25	1,000,000	1,046,165
Garland Independent School District, Refunding, GO Bonds,
5.000%, due 02/15/26	2,235,000	2,397,066
Lower Colorado River Authority, LCRA Transmission Services, Refunding, Revenue Bonds,
5.000%, due 05/15/31	1,000,000	1,136,800
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds,
3.580%, due 11/01/38[2]	300,000	300,000
North Texas Municipal Water District Water System Revenue, Refunding, Revenue Bonds,
Series A,
4.000%, due 09/01/30	2,130,000	2,372,208
		17,660,920
Utah: 0.3%
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C,
3.650%, due 05/15/37[2]	1,110,000	1,110,000

SMA Relationship Trust

Portfolio of investments (unaudited)

March 31, 2023

	Face
	amount	Value
Municipal bonds—(continued)
Virginia: 3.7%
County of Fairfax VA, Refunding, GO Bonds,
Series A,
5.000%, due 10/01/29	$5,000,000	$5,840,709
County of Henrico VA Water & Sewer Revenue, Revenue Bonds,
4.000%, due 05/01/39	1,000,000	1,014,723
Virginia Public Building Authority, Revenue Bonds,
Series A,
5.000%, due 08/01/29	5,000,000	5,792,873
		12,648,305
Washington: 9.7%
King County School District No 210 Federal Way, GO Bonds
5.000% due 12/01/29	2,430,000	2,815,016
5.000% due 12/01/30	3,135,000	3,708,745
King County School District No. 414 Lake Washington, Refunding, GO Bonds,
4.000%, due 12/01/27	4,205,000	4,507,548
State of Washington, GO Bonds
Series 2020A,
5.000% due 08/01/43	3,070,000	3,343,405
Series A,
5.000% due 08/01/43	5,000,000	5,567,399
Series B,
5.000% due 02/01/36	5,000,000	5,900,503
State of Washington, Refunding, GO Bonds
5.000% due 07/01/33	1,000,000	1,063,732
Series B,
5.000% due 08/01/33	1,080,000	1,163,053
Series R,
4.000% due 07/01/27	3,310,000	3,540,698
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,436,544
		33,046,643
Wisconsin: 0.5%
State of Wisconsin, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,614,812
Total municipal bonds
(cost—$376,431,968)		364,993,363

	Number of shares
Short-term investments—0.2%
Investment companies: 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.700%[3] (cost $752,918)	752,918	752,918
Total investments—107.5% (cost $377,184,886)		365,746,281
Liabilities in excess of other assets—(7.5)%		(25,422,529)
Net assets—100.0%		$340,323,752

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$364,993,363	$—	$364,993,363
Short-term investments	—	752,918	—	752,918
Total	$—	$365,746,281	$—	$365,746,281

Portfolio footnotes

1	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
2	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
3	Rates shown reflect yield at March 31, 2023.

Portfolio acronyms

BANS	Bond Anticipation Notes
COP	Certificate of Participation
GO	General Obligation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBSAM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2022.